Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.4%
Massachusetts 94.0%
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,880,126
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	1,000,000	1,079,080
Series A, 5.0%, 11/1/2030	500,000	551,755
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,607,234
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2021	2,000,000	2,124,540
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,329,993
Series A, 5.25%, 7/1/2028	4,000,000	5,219,880
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,122,050
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,819,379
Series 19, 4.0%, 2/1/2038	1,655,000	1,836,223
Massachusetts, State College Building Authority Revenue, Series A, Prerefunded, 5.0%, 5/1/2036	2,250,000	2,452,324
Massachusetts, State Consolidated Loan, Series B, 5.0%, 4/1/2037	2,500,000	3,033,775
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A, 5.0%, 1/1/2028	1,000,000	1,267,030
Series A, 5.0%, 1/1/2029	2,000,000	2,577,160
Series B, 5.0%, 1/1/2032	14,400,000	14,400,000
Series C, 5.0%, 1/1/2032	2,000,000	2,537,740
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,500,000
Massachusetts, State Development Finance Agency Revenue, Series A, 5.0%, 7/1/2044	4,100,000	4,807,578
Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2042	2,500,000	2,980,175
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,786,125
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	2,060,468
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,384,240
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	928,598
Series K, 5.0%, 7/1/2036	1,000,000	1,232,430
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,002,980
Series R-1, 5.0%, 7/1/2031	3,000,000	3,055,890
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6C, 1.55% **, 1/2/2020, LOC: TD Bank NA	2,400,000	2,400,000
Series BB2, 4.0%, 10/1/2036	355,000	390,983
Series BB2, 4.0%, 10/1/2037	2,000,000	2,186,880
Series X, 5.0%, 10/1/2048	1,500,000	1,662,315
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	828,437
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,332,700
Series I, 5.0%, 7/1/2036	1,000,000	1,178,830
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	606,370
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,536,430
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,586,150
Massachusetts, State Development Finance Agency Revenue, Lawrence General Hospital, 5.0%, 7/1/2047	870,000	962,420
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,000,000	2,400,440
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	93,551
144A, 5.0%, 11/15/2038	235,000	265,750
144A, 5.125%, 11/15/2046	235,000	265,543
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	543,635
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	4,000,000	4,383,240
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	833,053
Series A, 5.25%, 3/1/2037	2,500,000	2,866,575
Massachusetts, State Development Finance Agency Revenue, Orchard Cove Obigated Group, 5.0%, 10/1/2049	1,400,000	1,570,254
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	5,000	5,260
Series S, 5.0%, 7/1/2037	1,405,000	1,711,248
Series S-1, 5.0%, 7/1/2047	2,500,000	2,977,600
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,139,720
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,745,650
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,621,918
5.0%, 7/1/2036	2,550,000	2,999,335
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,072,418
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,552,062
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,918,925
Series L, 5.0%, 7/1/2044	500,000	580,695
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	1,013,027
Series J, 5.0%, 7/1/2042	3,500,000	3,803,940
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,134,103
5.0%, 6/1/2031	1,845,000	2,306,711
5.0%, 6/1/2032	470,000	585,047
5.0%, 6/1/2048	3,500,000	4,197,690
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	580,506
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,469,469
Massachusetts, State Development Finance Agency, Worcester Politechnic Institute, 5.0%, 9/1/2052	3,500,000	4,071,340
Massachusetts, State Development Finance Agency, Worcester Polytechnic Institute, Series B, 5.0%, 9/1/2045	2,000,000	2,358,920
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	5,000,000	5,147,600
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,381,450
Series G, 4.0%, 9/1/2037	5,000,000	5,593,700
Series B, 5.0%, 7/1/2029	3,500,000	4,585,210
Series A, 5.0%, 7/1/2036	7,000,000	8,256,990
Series A, 5.0%, 3/1/2041	5,000,000	5,657,850
Series A, 5.0%, 1/1/2049	3,000,000	3,660,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K, 1.55% **, 1/7/2020, LOC: Bank of America NA	175,000	175,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	235,761
Series A, 5.0%, 10/1/2037	690,000	692,215
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,187,276
Series M, 5.5%, 2/15/2028	3,000,000	3,938,100
Massachusetts, State Health & Educational Facilities Authority, Harvard University, Series R, 1.3% **, 1/2/2020	3,300,000	3,300,000
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,527,570
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,201,000
Series B, 5.0%, 7/1/2034	1,350,000	1,374,813
Series C, AMT, 5.0%, 7/1/2036	2,000,000	2,482,240
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,376,484
Series A, 5.0%, 7/1/2040	3,500,000	4,070,115
Series A, AMT, 5.0%, 7/1/2040	5,000,000	6,123,200
Series B, 5.0%, 7/1/2040	8,500,000	8,655,380
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,213,460
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,508,920
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project, Series A, AMT, 4.0%, 7/1/2044	3,000,000	3,289,230
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	9,042,720
Series B, 5.0%, 1/15/2031	4,480,000	5,245,005
Series A, 5.0%, 2/15/2044	2,000,000	2,453,360
Series B, Prerefunded, 5.25%, 10/15/2035	10,000,000	10,741,800
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,842,325
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	3,850,000	4,571,105
Series A, 5.0%, 6/1/2047	4,000,000	4,761,080
Series A, 5.0%, 6/1/2049	3,000,000	3,689,070
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,898,350
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2020	100,000	100,306
5.25%, 8/1/2031	12,615,000	17,320,521
Massachusetts, State Water Resources Authority:
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	7,043,541
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,778,360
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	11,507,845
Plymouth, MA, General Obligation, Municipal Purpose Loan, 5.0%, 5/1/2030	1,595,000	1,672,836
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,541,097
University of Massachusetts, Building Authority Project Revenue, Series 1, 5.0%, 11/1/2036	6,035,000	7,139,827
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,680,550
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,382,535
Series 3, 5.0%, 11/1/2038	1,615,000	1,976,324
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,572,199
		353,910,533
District of Columbia 1.4%
District of Columbia, Metropolitan Airports Authority Dulles Toll Road Revenue, Dulles MetroRail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	5,000,000	5,473,150
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	260,000	299,816
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	368,157
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	223,089
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	452,167
Series A, 5.0%, 10/1/2037	315,000	361,138
Series A, 5.0%, 10/1/2038	285,000	325,892
Series A, 5.0%, 10/1/2040	200,000	227,664
		2,257,923
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, 7/1/2058	1,293,000	1,375,144
Total Municipal Bonds and Notes (Cost $341,921,704)		363,016,750
Underlying Municipal Bonds of Inverse Floaters (a) 4.1%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (b)	15,000,000	15,335,025
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 7.7%, 8/1/2020, Leverage Factor at purchase date: 2 to 1 (Cost $11,420,849)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $353,342,553)	100.5	378,351,775
Floating Rate Notes (a)	(2.0)	(7,500,000)
Other Assets and Liabilities, Net	1.5	5,466,496
Net Assets	100.0	376,318,271

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of December 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$378,351,775	$—	$378,351,775
Total	$—	$378,351,775	$—	$378,351,775

(c)	See Investment Portfolio for additional detailed categorizations.